Financing Liabilities - The Changes in Liabilities Arising from Financing Activities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		¥ 11,784,331	¥ 10,507,712	¥ 8,046,402
Cash flows from financing activities		995,942	1,413,462	1,493,986
Cash flows from operating activities		(33,225)	(35,007)	(36,665)
Non-cash changes, Acquisitions		82,789	76,919	92,612
Non-cash changes, Changes in foreign currency exchange rates		956,933	(181,812)	949,591
Non-cash changes, Changes in fair value		(136,758)	2,532	(32,957)
Non-cash changes, Other		346	525	(5,257)
Changes in liabilities arising from financing activities, ending balance		13,650,358	11,784,331	10,507,712
Short-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		1,829,904	1,516,847	1,365,775
Cash flows from financing activities		(685,405)	340,693	(24,382)
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates		90,254	(30,130)	177,888
Non-cash changes, Changes in fair value
Non-cash changes, Other		(3,189)	2,494	(2,434)
Changes in liabilities arising from financing activities, ending balance		1,231,564	1,829,904	1,516,847
Long-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		9,621,363	8,646,710	6,299,393
Cash flows from financing activities		1,757,609	1,119,418	1,593,898
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates		860,734	(149,634)	751,082
Non-cash changes, Changes in fair value
Non-cash changes, Other		8,593	4,869	2,337
Changes in liabilities arising from financing activities, ending balance		12,248,299	9,621,363	8,646,710
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		322,923	332,406	315,958
Cash flows from financing activities		(80,222)	(78,137)	(80,513)
Cash flows from operating activities
Non-cash changes, Acquisitions		82,789	76,919	92,612
Non-cash changes, Changes in foreign currency exchange rates		6,512	(1,427)	9,509
Non-cash changes, Changes in fair value
Non-cash changes, Other		(5,058)	(6,838)	(5,160)
Changes in liabilities arising from financing activities, ending balance		326,944	322,923	332,406
Derivative financial liabilities (assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	[1]	10,141	11,749	65,276
Cash flows from financing activities	[1]	3,960	31,488	4,983
Cash flows from operating activities	[1]	(33,225)	(35,007)	(36,665)
Non-cash changes, Acquisitions	[1]
Non-cash changes, Changes in foreign currency exchange rates	[1]	(567)	(621)	11,112
Non-cash changes, Changes in fair value	[1]	(136,758)	2,532	(32,957)
Non-cash changes, Other	[1]
Changes in liabilities arising from financing activities, ending balance	[1]	¥ (156,449)	¥ 10,141	¥ 11,749

[1]	Derivative financial liabilities (assets) are held by the Company and its finance subsidiaries to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.